Label	Element	Value
Morgan Stanley US Government Securities Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000730044_SupplementTextBlock	Morgan Stanley September 29, 2017 Supplement SUPPLEMENT DATED SEPTEMBER 29, 2017 TO THE PROSPECTUS OF Morgan Stanley U.S. Government Securities Trust, dated May 1, 2017
Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley US Government Securities Trust
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is hereby added as the fourth paragraph of the section of the Prospectus entitled "Fund Summary—Principal Risks":

Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security may be unable or unwilling to make interest payments and/or repay the principal on its debt. The issuer or guarantor of a security could suffer a rapid decrease in credit quality rating, which may adversely affect the volatility of the value and liquidity of the security. In addition, the credit quality of the Fund's portfolio securities may meet the Fund's credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration could occur rapidly, which could impair the Fund's liquidity and have the potential to cause a significant reduction in NAV. Credit ratings may not be an accurate assessment of liquidity or credit risk.

The sections of the Prospectus entitled "Fund Summary—Principal Risks—Mortgage-Backed Securities, —CMOs, —SMBS, —Inverse Floaters and —Asset-Backed Securities" are hereby deleted and replaced with the following:

Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in NAV. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. The mortgage loans underlying non-agency mortgage-backed securities may have less favorable collateral or other underwriting characteristics than government or government-sponsored mortgage-backed securities and may have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. The risk of non-payment is greater for mortgage-backed securities that are backed by loans that were originated under weak underwriting standards. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage and may cause the Fund's portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.

CMOs. CMOs are comprised of various tranches, the expected cash flows of which have varying degrees of predictability as compared with the underlying mortgage loans or mortgage pass-through entities. The less predictable the cash flow, the higher the yield and the greater the risk. In addition, if the collateral securing CMOs or any third-party guarantees is insufficient to make payments, the Fund could sustain a loss. Like other mortgage backed-securities, some CMOs are subject to credit risk. The Fund invests in both Agency and Non-Agency bonds. Many Agency bonds do not have credit risk as they are government guaranteed.

SMBS. Investments in each class of SMBS are extremely sensitive to changes in interest rates. The interest-only or "IO" class tends to decrease in value substantially if interest rates decline and prepayment rates become more rapid. The principal-only or "PO" class tends to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Fund invests in SMBS and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Additionally, some SMBS entail credit risk. The Fund invests in both Agency and Non-Agency bonds. Many Agency bonds do not have credit risk as they are government guaranteed.

Inverse Floaters. Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon rate of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments. In addition, some inverse floaters are subject to credit risk. The Fund invests in both Agency and Non-Agency bonds. Many Agency bonds do not have credit risk as they are government guaranteed.

Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset. Asset-backed securities present other credit risks not typically associated with mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, the Fund may suffer a loss even if it can possess the underlying collateral, since the Fund may not be able to sell collateral quickly and receive the amount it is owed.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.